Prepayment and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepayment and other current assets [Abstract]
Suppliers rebate receivables	¥ 43,757	¥ 111,809
Interest receivables	13,971	37,886
Order processing fees	12,334	6,647
Receivables related to employee share options exercise	4,377	15,460
Prepaid advertising fees	7,795	¥ 13,937
Government grant receivables	8,850
Prepaid vendors deposits	25,854	¥ 5,780
Prepaid rental fees	2,784	4,338
Other receivables	8,208	5,164
Total	¥ 127,930	¥ 201,021